TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
TAXES
VAT tax payable	$ 69,805	$ 556,022
Corporate income tax payable	127,885	142,255
Business and other taxes payable	5,808	117,534
Total	$ 203,498	$ 815,811